Retirement Plans and Postretirement Costs (Details 6) - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 105,472	$ 104,340
Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	42,255	49,398
Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	63,166	49,507
Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	51	5,435
Equity investments | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	10,766	10,866
Equity investments | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	17,965	21,920
Equity investments | International
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	8,483	11,728
Equity investments | Level 1 | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	10,766	10,866
Equity investments | Level 1 | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	17,965	21,920
Equity investments | Level 1 | International
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	8,483	11,728
Fixed Income Funds
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	26,966	26,655
Fixed Income Funds | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	5,041	4,884
Fixed Income Funds | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	21,925	21,771
Hedge Funds
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	51	5,435
Hedge Funds | Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	51	5,435
Cash and Cash Equivalents
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	41,241	27,736
Cash and Cash Equivalents | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 41,241	$ 27,736